CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
OPERATING ACTIVITIES:
Net income	$ 4,053	$ 165,465	$ 2,109,173
Net (loss) income from discontinued operations, net of tax	(27)	63,377	97,327
Net income (loss) from continuing operations	4,080	102,088	2,011,846
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	407,366	361,134	277,241
Lease termination and impairment charges	45,778	40,477	37,204
LIFO (credit) charge	(3,721)	7,892	(10,023)
(Gain) loss on sale of assets, net	(6,649)	(606)	(4,916)
Stock-based compensation expense	23,482	37,948	23,390
Loss on debt retirements, net		33,205	18,512
Changes in deferred taxes	35,038	79,488	(1,726,487)
Excess tax benefit on stock options and restricted stock	(543)	(22,884)	(41,563)
Changes in operating assets and liabilities:
Accounts receivable	(159,590)	264,525	(43,103)
Inventories	(49,381)	136,823	111,820
Accounts payable	39,542	(480)	(181,555)
Other assets and liabilities, net	(152,375)	(329,267)	(112,709)
Net cash provided by operating activities of continuing operations	183,027	710,343	359,657
INVESTING ACTIVITIES:
Payments for property, plant and equipment	(254,149)	(391,199)	(295,975)
Intangible assets acquired	(39,648)	(89,874)	(79,054)
Acquisition of businesses, net of cash acquired		(1,778,377)	(37,161)
Proceeds from sale-leaseback transactions		26,953
Proceeds from dispositions of assets and investments	16,852	9,773	15,494
Net cash used in investing activities of continuing operations	(276,945)	(2,222,724)	(396,696)
FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt		1,800,000	1,152,293
Net proceeds from revolver	330,000	375,000	1,325,000
Principal payments on long-term debt	(16,588)	(667,494)	(2,590,841)
Change in zero balance cash accounts	43,080	(62,878)	1,081
Net proceeds from issuance of common stock	6,951	11,376	24,117
Financing fees paid for early debt redemption		(26,003)	(13,841)
Excess tax benefit on stock options and restricted stock	543	22,884	41,563
Deferred financing costs paid		(34,634)	(20,285)
Payments for taxes related to net share settlement of equity awards	(6,254)	(17,506)	(15,178)
Net cash provided by (used in) financing activities from continuing operations	357,732	1,400,745	(96,091)
Cash flows from discontinued operations
Operating activities of discontinued operations	49,090	304,565	304,480
Investing activities of discontinued operations	(187,314)	(179,134)	(196,989)
Financing activities of discontinued operations	(4,651)	(5,223)	(4,868)
Net cash provided by (used in) discontinued activities	(142,875)	120,208	102,623
Increase (decrease) in cash and cash equivalents	120,939	8,572	(30,507)
Cash and cash equivalents, beginning of period	124,471	115,899	146,406
Cash and cash equivalents, end of period	$ 245,410	$ 124,471	$ 115,899